EQUITY - Narrative (Details) - $ / shares	Mar. 14, 2022	Mar. 15, 2022
Exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	73,000,000
Class B shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1
Class C Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	26,000,000
LP Unit
Disclosure of classes of share capital [line items]
Unit price (in dollars per share)		$ 28.41